Capitalized Commission Assets - Schedule of Reconciliation of the Carrying Value of Capitalized Sales Commissions (Details) - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2026	Feb. 28, 2025
Schedule of Reconciliation of the Carrying Value of Capitalized Sales Commissions [Abstract]
Beginning balance		R 494,052	R 374,521
Additions		317,244	223,448
Amortization		(138,574)	(100,223)
Transfer between asset classes		(56,146)
Reclassification	[1]	(137,049)
Translation adjustments		(9,121)	(3,694)
Ending balance		R 470,406	R 494,052

[1]	Included in the “Reclassification” line is a reclassification of accumulated depreciation between capitalized rental units and commission assets relating to prior periods.